INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes consists of the following:

December 31,
	2012	2011
Current tax provision
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision
Federal	—	—
State	—	—
	—	—
Income tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2012	2011
Statutory Federal income tax (benefit) rate	(35)%	(35)%
State and local taxes net of Federal (benefit)	(3.63)%	(3.63)%
Permanent differences	1.62%	2.59%
Valuation allowance	37.01%	36.04%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2012	2011
Deferred tax assets
Net operating loss carryforwards	$42,848,000	$36,666,000
Research and development tax credit carryforwards	1,186,000	1,186,000
Accrued expenses	1,017,000	531,000
Total deferred tax asset	45,051,000	38,383,000
Valuation allowance	(45,051,000)	(38,383,000)
	$—	$—